Financial Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Financial investments	R$ 422,140	R$ 1,013,550
Other	506	506
Total financial investments	422,646	1,014,056
Current	391,785	973,294
Non-current	R$ 30,861	R$ 40,762
CDI
Financial Instruments
Percentage of basis used to calculate interest rate	82.30%	90.40%
Average CDI rate during the year	12.38%	4.39%
Financial investments | CDI
Financial Instruments
Percentage of basis used to calculate interest rate	105.70%	101.70%
Average CDI rate during the year	12.38%	4.39%